CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of composition of share capital
	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares no par value
Ordinary shares	900,000,000	83,754,006	89,631,512	13,773,000
Preferred shares	-	-	3,745,298	3,745,298
Preferred shares B-1	-	-	5,815,632	5,815,630
Preferred shares B-2	-	-	788,738	788,738
Preferred shares C	-	-	10,389,120	10,389,120
Preferred shares D	-	-	11,500,000	11,497,425
Preferred shares E	-	-	10,731,000	10,730,904
Preferred shares E-1	-	-	3,472,000	3,471,763
Preferred shares E-2	-	-	4,700,000	4,669,496
Preferred shares E-3	-	-	3,810,000	3,809,323
Preferred shares F	-	-	4,265,000	3,806,883
Deferred shares	-	-	4,103,500	-
Total	900,000,000	83,754,006	152,951,800	72,497,580

Schedule of share option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate Intrinsic value

Balance as of December 31, 2020	10,378,813	$3.69	7.5	$66,024
Granted	6,017,685	$15.13
Forfeited	(770,172)	$10.31
Exercised	(1,465,534)	$1.93		$25,937
Balance as of December 31, 2021	14,160,792	$8.38	7.67	$159,366

Exercisable options at end of year	6,166,007	$3.06	5.96	$102,142

Schedule of share-based payment arrangement, restricted stock
	Number of RSUs	Weighted-Average Grant Date Fair Value Per Share

Balance as of December 31, 2020	-	-
Granted	2,532,873	$26.18
Forfeited	(164,700)	$25.72
Exercised	(1,800)	$27.34
Balance as of December 31, 2021	2,366,373	$26.22

Schedule of share-based compensation expense by award type
	Year ended December 31
	2021	2020	2019
Share options	$21,359	$14,017	$3,080
RSUs	4,842	-	-
ESPP	1,131	-	-
	$27,332	$14,017	$3,080

Schedule of share-based compensation expense
	Year ended December 31
	2021	2020	2019
Cost of revenues	$1,804	$201	$41
Research and development	3,863	1,596	282
Sales and marketing	8,205	1,105	427
General and administrative	13,460	11,115	2,330
	$27,332	$14,017	$3,080

Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of black-Scholes assumptions used to value employee options
	Year ended December 31,
	2021	2020	2019

Expected volatility	60%	60%	60% - 65%
Expected dividend yield	-	-	-
Expected term (in years)	5-6.55	6.08	5-6.08
Risk free interest	0.49%-1.06%	0.28%-1.45%	1.51%-2.39%

Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of black-Scholes assumptions used to value employee options
Year ended December 31,
2021

Expected volatility	41%
Expected dividend yield	-
Expected term (in years)	0.57
Risk free interest	0.06%